Risk management (Details Narrative)	Jun. 30, 2022 GBP (£)
1% Increase in GBPUSD Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Convertible loan	£ 10,367
1% Decrease in GBPUSD Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Convertible loan	10,576
5% Increase in Estimated Share Price [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	131,190
5% Decrease in Estimated Share Price [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	£ 124,943